Business Acquisitions and Disposal (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisitions and Disposal [Abstract]
Schedule of Considered a Business Acquisition	This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:
Amount (’000)
$
Net liabilities acquired	$(2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	$6,779

Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (18,275 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$6,779

Schedule of Carrying Value of Net Assets Disposed	the carrying value of net assets disposed of, as of the date of the transaction
	Amount
	$’000
The fair value of the consideration received
Cash received	$-	*

Less: Net assets of BWL derecognized on disposal	303
Loss on disposal	$(303)
*	According to the agreement, the cash consideration was RMB 1 Yuan.

Schedule of Assets and Liabilities of BWL as of Disposal	Below are the assets and liabilities of BWL as of date of disposal:
Amount
$’000
Assets
Cash	$4
Other current assets	332
Total Assets	$336

Liabilities
Other current liabilities	$33
Total liabilities	$33

Schedule of Deconsolidation of HHE	The loss on the deconsolidation of HHE was calculated as below for the year ended December 31, 2022:
Amount
$’000
The fair value of the consideration received	$-
Carrying value of non-controlling interest prior to the deconsolidation	1,926
Less: Net assets of HHE derecognized on deconsolidation	7,317
Loss from deconsolidation	(5,391)
Derecognition of contingent liabilities recognized during the acquisition	1,781
Net loss on deconsolidation	$(3,610)